LEASES (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 12, 2021	Mar. 31, 2016	Apr. 30, 2023	May 31, 2018	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Apr. 01, 2023	Jan. 01, 2021
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Discount Rate									5.00%
Lease transaction		the Company entered into a lease of Marina Towers under a sale/leaseback transaction, via a 10-year absolute triple-net master lease agreement, to expire in 2026. The Company has two successive options to renew the lease for five-year periods on the same terms and conditions and did not have any residual interest or the option to repurchase the facility at the end of the lease term.
Operating lease payments	$ 50,000
Lease settlement expense					$ 1,443,498	$ 1,443,498
Contractual obligation					200,000	200,000
Accounts payable					$ 1,200,000	$ 1,200,000
Lease Agreement [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Principal Payments			$ 2,112	$ 2,112
Lessee, Finance Lease, Discount Rate				5.00%				5.00%
Debt Instrument, Annual Principal Payment							$ 19,473
Debt, Current							$ 9,000
Office [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term									7 years
Clinic Location [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Remaining Lease Term									1 year